Note 4 - Balance Sheet Components - Accrued Liabilities 1 (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued compensation	$ 2,259	$ 4,244	$ 5,087
Accrued clinical and manufacturing expenses	32,728	42,455	5,134
Accrued professional and consulting services	718	552	623
Other liabilities, current portion	821	628	534
Total	$ 36,526	$ 47,879	$ 11,378